PROMISSORY NOTES	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
PROMISSORY NOTES

7.           PROMISSORY NOTES

As at February 28, 2011, the Company had $884,022 (February 28, 2010 - $775,975) of promissory notes outstanding, comprising the following:

(a)        During the year ended February 29, 2008, the Company converted accounts payable of $465,994 (Swiss Franc (“CHF”) 565,000) into promissory notes. The Company had an implied obligation to pay the accounts payable in CHF as the funds to pay the expense came from Swiss investors in CHF. Accordingly, the promissory notes were issued in CHF. The notes consist of one warrant for each CHF 5.00 of notes issued, exercisable at $1.00 each. The principal and interest on the notes became due and payable on April 30, 2008. The Company has not repaid the promissory notes as of February 28, 2011 and is in default. The principal and interest on the notes due and payable as of February 28, 2011 was $826,984. The interest rate payable during the default period is 12%.

(b)        $15,000 of the promissory notes accrues interest of 8% per year that has no repayment terms. The interest accrued as of February 28, 2011 is $2,778.

(c)        $10,668 of promissory notes is due to related parties that were to be repaid over a 12 month period as part of a debt settlement agreement. These notes bear no interest (note 14). The Company has not made the monthly payments according to the settlement agreement and is in default.

(d)        $12,048 of promissory notes is due to an associate of a related party that bear no interest and have no repayment terms.

(e)        $16,544 of promissory notes bear no interest and have no repayment terms.